Changes in Redeemable Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Abstract]
Balance at beginning of the period	$ 15,527
Fair value at acquisition		17,063
Sale of 18.5% of interest to BHFS	(7,994)
Net income attributable to noncontrolling interest	347	3
Effect of foreign currency translation	246	(1,539)
Balance at end of period	$ 8,126	$ 15,527